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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number: ______
        This Amendment (Check only one): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wellspring Management, LLC
Address: 1790 Kilby Parkway
         Suite 127
         Memphis, TN 38138

Form 13F File Number: 28-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George Griffin
Title: Chief Financial Officer
Phone: (901) 753-2596

Signature, Place, and Date of Signing:

/S/ George Griffin          Memphis, TN           August 14, 2007
------------------ -----------------------------  ---------------
   [Signature]             [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           28
Form 13F Information Table Value Total: $139,028,000

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
COLUMN 1                         COLUMN 2   COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                         --------- ----------- -------- ---------------- ---------- -------- -------------------
                                                                                                      VOTING AUTHORITY
                                 TITLE OF               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                    CLASS      CUSIP     (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------                   --------- ----------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ADHEREX TECHNOLOGIES............    COM    00686R 20 0      54  100,000             SOLE             100,000
ADTRAN, INC.....................    COM    00738A 10 6  16,707  643,320             SOLE             643,320
AEGEAN MARINE PETROLEUM NETW....    SHS    Y0017S 10 2    4383  230,300             SOLE             230,300
AMERICAN ORIENTAL BIOENGINEERING    COM    028731 10 7    8362  939,500             SOLE             939,500
BURLINGTON NORTHERN SANTA FE....    COM    12189T 10 4    3746   44,000             SOLE              44,000
CANADIAN NATIONAL RAILWAY.......    COM    136375 10 2    1019   20,000             SOLE              20,000
DARWIN PROFESSIONAL
  UNDERWRITER...................    COM    237502 10 9    6101  242,400             SOLE             242,400
ECHOSTAR COMMUNICATIONS CORP....   CL A    278762 10 9    4337  100,000             SOLE             100,000
FIRST HORIZON NATL. CORP........    COM    320517 10 5    3120   80,000             SOLE              80,000
FROZEN FOOD EXPRESS.............    COM    359360 10 4    2651  261,420             SOLE             261,420
GREENLIGHT CAPITAL RE LTD.......   CL A    G4095J 10 9    4055  180,000             SOLE             180,000
HANESBRANDS INC.................    COM    410345 10 2    7839  290,000             SOLE             290,000
INFINITY PPTY & CAS CORP........    COM    45665Q 10 3  11,815  232,900             SOLE             232,900
J B HUNT TRANSPORTATION SVCS....    COM    445658 10 7    9916  338,200             SOLE             338,200
KINDRED HEALTHCARE..............    COM    494580 10 3     922   30,000             SOLE              30,000
KIRKLANDS INC...................    COM    497498 10 5     392  102,814             SOLE             102,814
KNIGHT TRANSPORTATION...........    COM    499064 10 3    5814  300,000             SOLE             300,000
LIBERTY MEDIA HOLDING CORP...... INT SER A 53071M 10 4    1340   60,000             SOLE              60,000
LIBERTY MEDIA HOLDING CORP...... CAP SER A 53071M 30 2  12,827  109,000             SOLE             109,000
NORFOLK SOUTHERN................    COM    655844 10 8    2103   40,000             SOLE              40,000
OFFICE DEPOT....................    COM    676220 10 6    4242  140,000             SOLE             140,000
PFIZER..........................    COM    717081 10 3     767   30,000             SOLE              30,000
RAND LOGISTICS INC. WTS EXP
  10/26/2008 5.0000.............    WTS    752182 10 5     190  100,000             SOLE             100,000
SPRINT NEXTEL CORPORATION.......    COM    852061 10 0    7041  340,000             SOLE             340,000
TBS INTERNATIONAL LIMITED....... COM CL A  G86975 15 1    1092   38,458             SOLE              38,458
THOR INDUSTRIES.................    COM    885160 10 1    4514  100,000             SOLE             100,000
US XPRESS.......................   CL A    90338N 10 3    2731  147,010             SOLE             147,010
WORLD FUEL SERVICES CORP........    COM    981475 10 6  10,948  260,300             SOLE             260,300
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